Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

19.  Income tax

a)  In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on Adjusted assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law, corporate income tax rate for 2019 and thereafter is 30%.
(ii)

The tax rules include limits in the deductions of the exempt compensation amount certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have difference between tax and book values at year-end.

(iii)

The MITL sets forth criteria and limits for applying some deductions, such as: the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.

(iv)	Taxable income for purposes of the employee profit sharing is the same used for the Corporate Income Tax except for certain items.
(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2019, 2018 and 2017 in Guatemala, Costa Rica and El Salvador are 25%, 30%, and 30% respectively.

b)  For the years ended December 31, 2019, 2018 and 2017, the Company reported on a consolidated basis taxable income of Ps.938,304,  Ps.777,513 and Ps.171,046, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and Costa Rican Income Tax Law (CRITL), tax losses may be carried forward against taxable income generated in the succeeding ten and three years, respectively. Carryforward tax losses are Adjusted based on inflation.

c)  An analysis of consolidated income tax expense for the years ended December 31, 2019, 2018 and 2017 is as follows:

Consolidated statements of operations

	2019			2018			2017
Current year income tax expense	Ps.	(281,491)		Ps.	(232,824)		Ps.	(51,313)
Deferred income tax (expense) benefit		(813,340)	(1)		582,644	(2)		(186,273)	(3)
Total income tax (expense) benefit	Ps.	(1,094,831)		Ps.	349,820		Ps.	(237,586)

(1)    Includes translation effect by Ps.(2,278)

(2)    Includes translation effect by Ps.2,680

(3)    Includes translation effect by Ps.936

Consolidated statements of comprehensive income

	2019		2018		2017
Deferred tax related to items recognized in OCI during the year
Net (loss) gain on cash flow hedges	Ps.	(74,820)	Ps.	85,107	Ps.	12,017
Remeasurement gain (loss) of employee benefits		3,058		(1,797)		533
Deferred tax charged to OCI	Ps.	(71,762)	Ps.	83,310	Ps.	12,550

d)  A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

	2019	2018	2017
Statutory income tax rate	30.00%	30.00%	30.00%
Non-deductible expenses	0.19%	(2.51)%	5.71%
Unrecorded deferred taxes on tax losses	0.27%	(3.96)%	21.31%
Foreign countries difference with Mexican statutory rate	0.11%	(0.02)%	0.48%
Inflation of tax losses	(0.21)%	1.16%	(2.20)%
Amendment tax return effects and other tax adjustments	(0.51)%	0.05%	3.78%
Inflation on furniture, intangible and equipment	(0.48)%	2.08%	(7.19)%
Annual inflation adjustment	(0.05)%	0.26%	(5.87)%
	29.32%	27.06%	46.02%

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years’ tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization.

For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala, Costa Rica and El Salvador)

According to Guatemala Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the year ended December 31, 2019 and 2018, the Company obtained a net operating (loss) income of Ps.(1,085) and Ps.8,549, respectively.

According to Costa Rica Corporate Income tax law, under the regime on profits from business activities, net operating losses can offset taxable income in a term of three years. For the years ended December 31, 2019, 2018 and 2017, the Company generated net operating losses for an amount of Ps.50,246, Ps.170,731 and Ps.300,613, respectively, for which no deferred tax asset has been recognized.

According to El Salvador Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the year ended December 31, 2019, the Company obtained a net operating loss of Ps.32,494.

e)  An analysis of consolidated deferred taxes is as follows:

	2019				2018				2017
	Consolidated				Consolidated				Consolidated
	statement of		Consolidated		statement of		Consolidated		statement of		Consolidated
	financial		statement of		financial		statement of		financial		statement of
	position		operations		position		operations		position		operations
					Adjusted				Adjusted
Deferred income tax assets:
Lease liability	Ps.	12,155,114	Ps.	313,137	Ps.	11,841,977	Ps.	2,108,422	Ps.	9,733,555	Ps.	(59,235)
Unearned transportation revenue		797,063		61,708		735,355		699,414		35,941		(29,814)
Extension lease agreement		459,343		(137,639)		596,982		82,421		514,562		113,443
Intangible		446,849		(13,741)		460,590		(2,621)		463,211		(18,415)
Provisions		351,345		60,655		290,690		(4,175)		294,865		(48,439)
Tax losses available for offsetting against future taxable income		303,970		(5,350)		309,320		(33,759)		343,079		309,758
Allowance for doubtful accounts		14,089		9,187		4,902		(2,422)		7,324		433
Employee benefits		11,463		2,958		5,446		1,456		5,786		1,222
Employee profit sharing		7,227		2,734		4,493		1,777		2,716		(490)
Non derivative financial instruments		4,229		4,229		—		—		—		—
Financial instruments		(38,865)		—		35,956		—		(49,151)		—
		14,511,827		297,878		14,285,711		2,850,513		11,351,888		268,463
Deferred income tax liabilities:
Right of use asset|		10,236,929		672,311		9,564,618		2,096,458		7,468,160		354,352
Supplemental rent		1,706,949		111,430		1,595,519		32,156		1,563,363		223,753
Rotable spare parts, furniture and equipment, net		884,476		239,452		645,024		168,107		476,917		108,890
Prepaid expenses and other assets		179,061		88,683		90,378		(25,686)		116,064		(239,586)
Inventories		90,287		1,392		88,895		726		88,169		15,286
Other prepayments		27,728		(4,329)		32,057		(1,212)		33,269		(7,023)
		13,125,430		1,108,939		12,016,491		2,270,549		9,745,942		455,672
	Ps.	1,386,397	Ps.	(811,061)	Ps.	2,269,220	Ps.	579,964	Ps.	1,605,946	Ps.	(187,209)

Reflected in the consolidated statement of financial position as follows:

	2019		2018		2017

Deferred tax assets	Ps.	1,542,536	Ps.	3,392,240	Ps.	3,222,228
Deferred tax liabilities		(156,139)		(1,123,020)		(1,616,282)
Deferred tax assets, net	Ps.	1,386,397	Ps.	2,269,220	Ps.	1,605,946

A reconciliation of deferred tax asset, net is as follows:

	2019		2018		2017
Opening balance as of January 1,	Ps.	2,269,220	Ps.	1,605,946	Ps.	1,780,605
Deferred income tax (expense) benefit during the current year recorded on profits		(811,061)		579,964		(187,209)
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		(71,762)		83,310		12,550
Closing balance as of December 31,	Ps.	1,386,397	Ps.	2,269,220	Ps.	1,605,946

At December 31, 2019, 2018 and 2017, the table shown above includes deferred income tax asset recognized by Concesionaria and Operaciones Volaris (2018), Comercializadora (2017) for tax losses carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

According to IAS 12, Income Taxes, a deferred tax asset should be recognized for the carry-forward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In these regards, the Company has recognized at December 31, 2019, 2018 and 2017 a deferred tax asset for tax losses of Ps.303,970, Ps.309,320 and Ps.343,079 respectively.

During 2017, the Company recognized a deferred tax asset for the carry-forward of available tax losses of Concesionaria, Comercializadora and Operaciones Volaris, based on the positive evidence of the Company to generate taxable profit related to the same taxation authority against which the available tax losses can be utilized before they expire. Positive evidence includes Concesionaria’s actions to increase its aircraft fleet in the following years, increase in flight frequencies, and routes, inside and outside of Mexico; the profit of Comercializadora and Operaciones Volaris, respectively, is derived directly from Concesionaria’s operations.

An analysis of the available tax losses carry-forward of the Company at December 31, 2019 is as follows:

Year	Historical		Adjusted				Total remaining		Year of
of loss	loss		tax loss		Utilized		amount		expiration
2016	Ps.	26,658	Ps.	26,658	Ps.	26,658	Ps.	—	2019
2017		228,413		228,413		88,752		139,661	2020
2017		1,068,498		1,176,068		218,110		957,958	2027
2018		170,049		170,049		—		170,049	2021
2018		3,192		3,299		3,299		—	2028
2019		50,246		50,246		—		50,246	2024
2019		4,922		5,028		—		5,028	2029
	Ps.	1,551,978	Ps.	1,659,761	Ps.	336,819	Ps.	1,322,942

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries at December 31, 2019 is as follows:

	Historical		Adjusted				Total
	loss		tax loss		Utilized		remaining amount
Comercializadora	Ps.	4,922	Ps.	5,028	Ps.	—	Ps.	5,028
Concesionaria		1,067,836		1,175,351		217,393		957,958
Operaciones Volaris		3,853		4,016		4,016		—
Vuela Aviación		475,367		475,366		115,410		359,956
	Ps.	1,551,978	Ps.	1,659,761	Ps.	336,819	Ps.	1,322,942
Unrecognized NOLs								(309,710)
							Ps.	1,013,232
Tax rate								30%
Deferred income tax							Ps.	303,970

f)  At December 31, 2019 the Company had the following tax balances:

	2019
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	4,028,022
CUFIN*		3,847,209

*The calculation comprises all the subsidiaries of the Company.